Label	Element	Value
American Funds Retirement Income Portfolio - Moderate SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001640102_SupplementTextBlock
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Moderate

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Retirement Income Portfolio - Moderate SM
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
American Funds Retirement Income Portfolio - Moderate SM | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
American Funds Retirement Income Portfolio - Moderate SM | Class B
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	647
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
American Funds Retirement Income Portfolio - Moderate SM | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
American Funds Retirement Income Portfolio - Moderate SM | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
American Funds Retirement Income Portfolio - Moderate SM | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
American Funds Retirement Income Portfolio - Moderate SM | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
American Funds Retirement Income Portfolio - Moderate SM | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
American Funds Retirement Income Portfolio - Moderate SM | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
American Funds Retirement Income Portfolio - Moderate SM | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
American Funds Retirement Income Portfolio - Moderate SM | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
American Funds Retirement Income Portfolio - Moderate SM | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
American Funds Retirement Income Portfolio - Moderate SM | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	171
American Funds Retirement Income Portfolio - Moderate SM | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 209